SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments
Customer 1	$ 23,314	$ 24,845	$ 23,833
Customer 2	1,547	7,452	6,319
Customer 3	344
Customer 4	321	1,062	4,540
Customer 5	519
Customer 6	8,071
Total revenue from mining operations	$ 34,116	$ 33,359	$ 34,692